Schedule of Income Tax Benefit (Details) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current				$ 349,053
Deferred			(35,944)	(100,083)
Current				96,739
Deferred			(5,991)	(20,493)
Change in valuation allowance			41,935	120,577
Income tax provision				445,793
Current taxes	$ 27,427			445,793
Deferred taxes
Income tax expense	27,427			445,793
Income (loss) before income taxes	$ (185,219)	$ (171,917)	$ (169,488)	$ 1,293,416
Effective tax rate	(14.81%)			34.47%